UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

PAS Core Income Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 29, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS Core Income Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take PAS Core Income Fund of Funds' cumulative total return and show you what would have happened if PAS Core Income Fund of Funds shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 27, 2007 to February 29, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value February 29, 2008	Expenses Paid During Period
Actual	$ 1,000.00	$ 1,034.20	$ .00 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .00 B

A Actual expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 156/366 (to reflect the period September 27, 2007 to February 29, 2008). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS Core Income Fund of Funds

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 29, 2008
% of fund's investments
PIMCO Total Return Fund Administrative Class	32.1
Fidelity Total Bond Fund	22.8
Western Asset Core Plus Bond Portfolio	12.8
Fidelity Investment Grade Bond Fund	12.5
Metropolitan West Total Return Bond Fund Class M	11.0
TCW Total Return Bond Fund N Class	3.0
PIMCO Mortgage-Backed Securities Fund Administrative Class	2.0
Fidelity Real Estate Income Fund	1.5
Fidelity Municipal Income Fund	1.3
Fidelity Ultra-Short Bond Fund	1.0
100.0
Asset Allocation (% of fund's investments)
As of February 29, 2008
Intermediate-Term Bond Funds 95.5%
Intermediate Government Funds 2.0%
Specialty Funds 1.5%
Short-Term Funds 1.0%

Asset allocations in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Annual Report

PAS Core Income Fund of Funds

Investments February 29, 2008

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 99.0%
	Shares	Value
Intermediate Government Funds - 2.0%
PIMCO Mortgage-Backed Securities Fund Administrative Class	1,355,521	$ 14,775,174
Intermediate-Term Bond Funds - 95.5%
Fidelity Investment Grade Bond Fund (a)	12,983,914	93,224,500
Fidelity Municipal Income Fund (a)	831,255	10,000,000
Fidelity Total Bond Fund (a)	16,372,540	169,946,963
Metropolitan West Total Return Bond Fund Class M	8,313,394	82,385,736
PIMCO Total Return Fund Administrative Class	21,882,298	240,048,806
TCW Total Return Bond Fund N Class	2,218,544	22,429,480
Western Asset Core Plus Bond Portfolio	9,490,146	95,660,669
TOTAL INTERMEDIATE-TERM BOND FUNDS		713,696,154
Specialty Funds - 1.5%
Fidelity Real Estate Income Fund (a)	1,102,499	11,069,085
TOTAL FIXED-INCOME FUNDS (Cost $733,578,144)		739,540,413
Short-Term Funds - 1.0%

Fidelity Ultra-Short Bond Fund (a) (Cost $7,900,172)	832,995	7,238,730
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $741,478,316)		$ 746,779,143
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Investment Grade Bond Fund	$ 1,764,174
Fidelity Real Estate Income Fund	236,041
Fidelity Total Bond Fund	3,327,705
Fidelity Ultra-Short Bond Fund	132,836
Total	$ 5,460,756
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Investment Grade Bond Fund	$ -	$ 110,517,228	$ 16,503,787	$ 93,224,500
Fidelity Municipal Income Fund	-	10,000,000	-	10,000,000
Fidelity Real Estate Income Fund	-	11,925,586	25,350	11,069,085
Fidelity Total Bond Fund	-	199,414,930	30,216,381	169,946,963
Fidelity Ultra-Short Bond Fund	-	8,112,273	207,491	7,238,730
Total	$ -	$ 339,970,017	$ 46,953,009	$ 291,479,278

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Core Income Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities at value - See accompanying schedule: Unaffiliated Underlying Funds (cost $448,453,661)	$ 455,299,865
Affiliated Underlying Funds (cost $293,024,655)	291,479,278
Total investments (cost $741,478,316)		$ 746,779,143
Receivable for investments sold		9,776,492
Receivable for fund shares sold		1,619,784
Total assets		758,175,419

Liabilities
Payable for investments purchased	$ 10,774,681
Payable for fund shares redeemed	680,007
Distributions payable	8,365
Total liabilities		11,463,053

Net Assets		$ 746,712,366
Net Assets consist of:
Paid in capital		$ 742,009,250
Distributions in excess of net investment income		(596,197)
Accumulated undistributed net realized gain (loss) on investments		(1,514)
Net unrealized appreciation (depreciation) on investments		5,300,827
Net Assets, for 74,032,170 shares outstanding		$ 746,712,366
Net Asset Value, offering price and redemption price per share ($746,712,366 ÷ 74,032,170 shares)		$ 10.09

Statement of Operations

	For the period September 27, 2007 (Commencement of Operations) to February 29, 2008

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 6,925,108
Affiliated		5,460,756
Interest		257
Total income		12,386,121

Expenses
Management fee	$ 633,275
Independent trustees' compensation	408
Total expenses before reductions	633,683
Expenses reductions	(633,683)	-
Net investment income (loss)		12,386,121
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares
Unaffiliated	(7,135)
Affiliated	7,646
Realized gain distributions from underlying funds:
Unaffiliated	1,303,993
Affiliated	549,735	1,854,239
Change in net unrealized appreciation (depreciation) on underlying funds		5,300,827
Net gain (loss)		7,155,066
Net increase (decrease) in net assets resulting from operations		$ 19,541,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Core Income Fund of Funds

Financial Statements - continued

Statement of Changes in Net Assets

For the period September 27, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,386,121
Net realized gain (loss)	1,854,239
Change in net unrealized appreciation (depreciation)	5,300,827
Net increase (decrease) in net assets resulting from operations	19,541,187
Distributions to shareholders from net investment income	(12,982,318)
Distributions to shareholders from net realized gain	(1,855,753)
Total distributions	(14,838,071)
Share transactions Proceeds from sales of shares	786,306,551
Reinvestment of distributions	14,776,645
Cost of shares redeemed	(59,073,946)
Net increase (decrease) in net assets resulting from share transactions	742,009,250
Total increase (decrease) in net assets	746,712,366

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $596,197)	$ 746,712,366
Other Information Shares
Sold	78,434,848
Issued in reinvestment of distributions	1,468,828
Redeemed	(5,871,506)
Net increase (decrease)	74,032,170

Financial Highlights

Period ended February 29	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.207
Net realized and unrealized gain (loss)	.132
Total from investment operations	.339
Distributions from net investment income H	(.222)
Distributions from net realized gain H	(.027)
Total distributions	(.249)
Net asset value, end of period	$ 10.09
Total Return B, C	3.42%
Ratios to Average Net Assets G
Expenses before expense reductions	.25% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	4.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 746,712
Portfolio turnover rate E	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

PAS Core Income Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,953,904
Unrealized depreciation	(4,654,592)
Net unrealized appreciation (depreciation)	5,299,312

Cost for federal income tax purposes	$ 741,479,831

The tax character of distributions paid was as follows:

February 29, 2008
Ordinary Income	$ 14,838,071

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $789,609,879 and $48,132,074, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $633,683.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Core Income Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Core Income Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period September 27, 2007 (commencement of operations) through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Core Income Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and transfer agent, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 24, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

David L. Murphy (60)

Year of Election or Appointment: 2008

Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (75)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Core Income. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Core Income. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of PAS Core Income. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2007

President and Treasurer of PAS Core Income. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Adviser funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2007

Chief Compliance Officer of PAS Core Income. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of PAS Core Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (49)

Year of Election or Appointment: 2007

Chief Financial Officer of PAS Core Income. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2007 Assistant Treasurer of PAS Core Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of PAS Core Income. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29th, 2008, $86,070 or, if subsequently determined to be different, the net capital gain of such year.

A total of 3.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times per year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts), including contractual provisions that reduce the fees paid to the Investment Adviser and its affiliates to zero. These materials may include (i) information on the investment performance of the fund and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the amount of fee actually paid to the Investment Advisor and it affiliates, if any, (2) the Investment Adviser's results and financial condition, (3) arrangements in respect of the distribution of the fund's shares, (4) the procedures employed to determine the value of the fund's assets, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, if and to the extent any such services are actually paid for by the fund.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, if any fees are charged to the funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, if any fees are charged to the fund, (h) operating expenses paid to third parties, if any fees are charged to the fund, and (i) the information furnished to investors, including the fund's shareholders.

At a September 6, 2007 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the Investment Advisory Contracts for their initial terms. In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following:

The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the fund's expense ratio, and the contractual management fee waiver and expense reimbursement agreements expected to be in effect for an initial three year period. It also considered the amount and nature of fees paid by shareholders to the Investment Adviser. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, which management estimated would result in the fund having a net operating expense ratio of zero for that period.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that, in light of a contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, any realized economies of scale in respect of the management of the fund would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and its affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and its affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, and that operation of this waiver and reimbursement would reduce economic benefits that might otherwise inure to the Investment Adviser and its affiliates.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PCI-ANN-0408
1.851417.100

PAS Income Opportunities Fund of FundsSM

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 29, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS Income Opportunities Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take PAS Income Opportunities Fund of Funds cumulative total return and show you what would have happened if PAS Income Opportunities Fund of Funds shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Annual Report

PAS Income Opportunities Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 27, 2007 to February 29, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated funds and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value February 29, 2008	Expenses Paid During Period
Actual	$ 1,000.00	$ 956.60	$ .00 A
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .00 B

A Actual expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 156/366 (to reflect the period September 27, 2007 to February 29, 2008). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

B Hypothetical expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS Income Opportunities Fund of Funds

Investment Summary

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 29, 2008
% of fund's investments
Fidelity Capital & Income Fund	29.1
T. Rowe Price High Yield Fund Advisor Class	24.0
PIMCO High Yield Fund Administrative Class	13.0
Fidelity High Income Fund	8.0
Goldman Sachs High Yield Fund Class A	6.0
MainStay High Yield Corporate Bond Fund Class A	6.0
BlackRock High Yield Bond Portfolio Investor A Class	5.9
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0
Fidelity Floating Rate High Income Fund	1.5
Eaton Vance Floating-Rate & High Income Fund - Advisers Class	1.5
100.0
Asset Allocation (% of fund's investments)
As of February 29, 2008
High Yield Bond Funds 97.0%
Bank Loan Funds 3.0%

Asset allocations in the pie chart reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Annual Report

PAS Income Opportunities Fund of Funds

Investments February 29, 2008

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan Funds - 3.0%
Eaton Vance Floating-Rate & High Income Fund - Advisers Class	655,366	$ 5,616,484
Eaton Vance Floating-Rate Fund - Advisers Class	17,113	148,708
Fidelity Floating Rate High Income Fund (a)	647,242	5,902,850
TOTAL BANK LOAN FUNDS		11,668,042
High Yield Bond Funds - 97.0%
BlackRock High Yield Bond Portfolio Investor A Class	3,145,902	22,996,545
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	2,132,821	19,451,328
Fidelity Capital & Income Fund (a)	13,589,174	112,654,248
Fidelity High Income Fund (a)	3,732,434	31,128,500
Goldman Sachs High Yield Fund Class A	3,230,830	23,165,053
MainStay High Yield Corporate Bond Fund Class A	3,894,731	23,056,809
PIMCO High Yield Fund Administrative Class	5,405,139	50,429,949
T. Rowe Price High Yield Fund Advisor Class	14,513,156	92,739,064
TOTAL HIGH YIELD BOND FUNDS		375,621,496
TOTAL FIXED-INCOME FUNDS (Cost $415,261,291)		387,289,538
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $415,261,291)		$ 387,289,538
Legend
(a) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 557,179
Fidelity Capital & Income Fund	2,937,235
Fidelity Floating Rate High Income Fund	127,787
Fidelity High Income Fund	889,543
Total	$ 4,511,744
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ -	$ 21,640,563	$ 8,382	$ 19,451,328
Fidelity Capital & Income Fund	-	132,688,283	10,228,666	112,654,248
Fidelity Floating Rate High Income Fund	-	6,282,048	2,515	5,902,850
Fidelity High Income Fund	-	33,391,352	369,907	31,128,500
Total	$ -	$ 194,002,246	$ 10,609,470	$ 169,136,926
Income Tax Information
At February 29, 2008 the Fund had a capital loss carryforward of approximately $9 all of which expires February 29, 2016.

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Income Opportunities Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008
Assets
Investment in securities at value - See accompanying schedule
Unaffiliated Underlying Funds (cost $232,523,472)	$ 218,152,612
Affiliated Underlying Funds (cost $182,737,819)	169,136,926
Total Investments (cost $415,261,291)		$ 387,289,538
Receivable for fund shares sold		864,210
Other receivables		1,568
Total assets		388,155,316

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	574,768
Payable for fund shares redeemed	341,430
Distributions payable	6,430
Total liabilities		922,632

Net Assets		$ 387,232,684
Net Assets consist of:
Paid in capital		$ 416,911,016
Undistributed net investment income		41,426
Accumulated undistributed net realized gain (loss) on investments		(1,748,005)
Net unrealized appreciation (depreciation) on investments		(27,971,753)
Net Assets, for 41,784,371 shares outstanding		$ 387,232,684
Net Asset Value, offering price and redemption price per share ($387,232,684 ÷ 41,784,371 shares)		$ 9.27

Statement of Operations

	For the period September 27, 2007 (Commencement of Operations) to February 29, 2008
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 5,532,790
Affiliated		4,511,744
Interest		303
Total income		10,044,837

Expenses
Management fee	$ 336,057
Independent trustees' compensation	219
Total expenses before reductions	336,276
Expense reduction	(336,276)	-
Net investment income (loss)		10,044,837
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying shares:
Unaffiliated	(1,123,385)
Affiliated	(654,956)
Realized gain distributions from unaffiliated underlying funds	30,336	(1,748,005)
Change in net unrealized appreciation (depreciation) on underlying funds		(27,971,753)
Net gain (loss)		(29,719,758)
Net increase (decrease) in net assets resulting from operations		$ (19,674,921)

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Income Opportunities Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

For the period September 27, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,044,837
Net realized gain (loss)	(1,748,005)
Change in net unrealized appreciation (depreciation)	(27,971,753)
Net increase (decrease) in net assets resulting from operations	(19,674,921)
Distributions to shareholders from net investment income	(10,003,411)
Share transactions Proceeds from sales of shares	434,876,319
Reinvestment of distributions	9,963,542
Cost of shares redeemed	(27,928,845)
Net increase (decrease) in net assets resulting from share transactions	416,911,016
Total increase (decrease) in net assets	387,232,684

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $41,426)	$ 387,232,684
Other Information Shares
Sold	43,660,253
Issued in reinvestment of distributions	1,041,062
Redeemed	(2,916,944)
Net increase (decrease)	41,784,371

Financial Highlights

Period ended February 29	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.302
Net realized and unrealized gain (loss)	(.728)
Total from investment operations	(.426)
Distributions from net investment income	(.304)
Net asset value, end of period	$ 9.27
Total Return B,C	(4.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.25% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	7.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,233
Portfolio turnover rate E	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period September 27, 2007 (commencement of operations) to February 29, 2008.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

PAS Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,672
Unrealized depreciation	(27,989,570)
Net unrealized appreciation (depreciation)	(27,971,898)
Undistributed ordinary income	71,753
Capital loss carryforward	(9)

Cost for federal income tax purposes	$ 415,261,436

The tax character of distributions paid was as follows:

February 29, 2008
Ordinary Income	$ 10,003,411

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $447,607,712 and $30,568,080, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $336,276.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Income Opportunities Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Income Opportunities Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period September 27, 2007 (commencement of operations) through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Income Opportunities Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and transfer agent, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

David L. Murphy (60)

Year of Election or Appointment: 2008

Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (75)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Income Opportunities. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Income Opportunities. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of PAS Income Opportunities. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2007

President and Treasurer of PAS Income Opportunities. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Adviser funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2007

Chief Compliance Officer of PAS Income Opportunities. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of PAS Income Opportunities. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (49)

Year of Election or Appointment: 2007

Chief Financial Officer of PAS Income Opportunities. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2007 Assistant Treasurer of PAS Income Opportunities. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of PAS Income Opportunities. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times per year. The Board of Trustees, including the Independent Trustees, expects that matters bearing on the fund's management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts), including contractual provisions that reduce the fees paid to the Investment Adviser and its affiliates to zero. These materials may include (i) information on the investment performance of the fund and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the amount of fee actually paid to the Investment Advisor and it affiliates, if any, (2) the Investment Adviser's results and financial condition, (3) arrangements in respect of the distribution of the fund's shares, (4) the procedures employed to determine the value of the fund's assets, (5) the Investment Adviser's management of the relationships with the fund's custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates, if and to the extent any such services are actually paid for by the fund.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, if any fees are charged to the funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, if any fees are charged to the fund, (h) operating expenses paid to third parties, if any fees are charged to the fund, and (i) the information furnished to investors, including the fund's shareholders.

At a September 6, 2007 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the Investment Advisory Contracts for their initial terms. In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following:

The Investment Adviser's Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experience of the Investment Adviser's investment staff, their use of technology, and the Investment Adviser's approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the fund's expense ratio, and the contractual management fee waiver and expense reimbursement agreements expected to be in effect for an initial three year period. It also considered the amount and nature of fees paid by shareholders to the Investment Adviser. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, which management estimated would result in the fund having a net operating expense ratio of zero for that period.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that, in light of a contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, any realized economies of scale in respect of the management of the fund would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund's shareholders for services provided by the Investment Adviser and its affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and its affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser's contractual commitment to waive its management fees and reimburse other expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) for an initial three year period, and that operation of this waiver and reimbursement would reduce economic benefits that might otherwise inure to the Investment Adviser and its affiliates.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PIO-ANN-0408
1.851413.100

PAS International Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 29, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS International Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Life of FundA
PAS International Fund of Funds	2.17%	9.90%

A From March 23, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS International Fund of Funds® on March 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index performed over the same period.

Annual Report

PAS International Fund of Funds

Management's Discussion of Fund Performance

Comments from Wilfred Chilangwa, who became sole Portfolio Manager of PAS International Fund of Funds® on March 3, 2008

Despite occasional stumbles, the five-year bull run in global stock markets continued during the 12-month period ending February 29, 2008. Emerging markets led the way, rising 33.60% as measured by the Morgan Stanley Capital InternationalSM (MSCI®) Emerging Markets (EM) Index. Latin American stocks did particularly well, gaining 55.34% according to the MSCI EM Latin America index. In general, developing nations appeared to be better positioned to withstand a global economic deceleration than in years past, due in large part to healthier local economies and less dependence on exports to the United States. In comparison, developed international equity markets were up only 1.00% as measured by the MSCI Europe, Australasia, and Far East (EAFE®) index - a performance monitor of established markets outside the United States and Canada. Developed nations, including those in Europe, were hurt more by the impact of the U.S. subprime mortgage-related spillover than were emerging markets. Japan, meanwhile, continued to struggle with a slowdown in consumer spending and sluggish domestic growth, as evidenced by the 12.91% decline of the Tokyo Stock Exchange Stock Price Index.

During the 12 months ending February 29, 2008, PAS International Fund of Funds - the "Fund" - outpaced its benchmark with an absolute return of 2.17%, compared with the 1.00% return of the MSCI EAFE index during the same period. The underlying funds that contributed most to performance were all-country funds such as Harbor International Fund, GE Institutional International Equity Fund and William Blair International Growth Fund. These funds benefited from strong stock selection during the period as well as their exposure to emerging-markets stocks, which performed very well. Fidelity® International Discovery Fund and Fidelity Diversified International Fund also were key contributors to performance thanks to particularly good stock selection in a number of sectors. In aggregate, on a sector basis, the Fund had an underweighting in financials, which also was a major help, as stocks in this sector were adversely affected by growing concerns about the subprime mortgage crisis in the United States and the subsequent global credit squeeze. Underlying funds that detracted from performance included SSgA International Stock Selection Fund and T. Rowe Price International Growth & Income Fund. Morgan Stanley Institutional Fund, Inc.-International Real Estate Portfolio also held back performance as the international real estate market pulled back in 2007 and into 2008 following strong performance in 2006. I sold our position in this fund by the end of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS International Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 954.00	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annulized expense ratio.

Annual Report

PAS International Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	11.0	10.0
Fidelity International Discovery Fund	10.1	8.8
Fidelity Diversified International Fund	9.9	4.9
Causeway International Value Fund Investor Class	9.2	9.9
Goldman Sachs Structured International Equity Fund Class A	6.6	10.8
MFS Research International Fund Class A	6.3	5.7
GE Institutional International Equity Fund Service Class	4.4	3.7
Manning & Napier Fund, Inc. World Opportunities Series Class A	4.1	3.0
William Blair International Growth Fund Class N	3.8	4.7
AIM International Growth Fund Class A	3.7	3.9
	69.1
Asset Allocation (% of fund's investments)
As of February 29, 2008	As of August 31, 2007
Foreign Large Blend Funds 38.7%	Foreign Large Blend Funds 39.3%
Foreign Large Growth Funds 17.8%	Foreign Large Growth Funds 13.5%
Foreign Large Value Funds 37.7%	Foreign Large Value Funds 41.9%
Other 5.8%	Other 5.3%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS International Fund of Funds

Investments February 29, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 38.7%
Fidelity Canada Fund (a)	38,513	$ 2,311,959
Fidelity International Discovery Fund (a)	1,310,674	50,998,317
GE Institutional International Equity Fund Service Class	1,268,330	22,030,884
Henderson International Opportunities Fund Class A	775,385	18,004,445
iShares MSCI EAFE Index Fund ETF	208,200	14,877,972
Julius Baer International Equity Fund II Class A	775,517	12,260,926
Manning & Napier Fund, Inc. World Opportunities Series Class A	2,201,712	20,608,025
MFS Research International Fund Class A	1,797,659	31,980,349
SSgA International Stock Selection Fund Institutional Class	547,480	7,046,064
Thornburg International Value Fund Class A	8,231	248,990
UMB Scout International Fund	424,632	15,116,915
TOTAL FOREIGN LARGE BLEND FUNDS		195,484,846
Foreign Large Growth Funds - 17.8%
AIM International Growth Fund Class A	641,881	18,858,459
Fidelity Diversified International Fund (a)	1,369,361	50,022,750
T. Rowe Price International Stock Fund Advisor Class	119,546	1,837,426
William Blair International Growth Fund Class N	708,779	18,981,103
TOTAL FOREIGN LARGE GROWTH FUNDS		89,699,738
Foreign Large Value Funds - 37.7%
Causeway International Value Fund Investor Class	3,027,968	46,509,583
Goldman Sachs Structured International Equity Fund Class A	2,560,118	33,409,537
Harbor International Fund Investor Class	258,909	16,945,626
MFS International Value Fund Class A	283,757	8,092,750
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	3,199,158	55,761,316

	Shares	Value
Oakmark International Fund Class I	45	$ 839
Quant Foreign Value Fund Ordinary Shares	785,181	15,381,694
T. Rowe Price International Growth & Income Fund Advisor Class	872,378	14,027,846
TOTAL FOREIGN LARGE VALUE FUNDS		190,129,191
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	51	1,167
Neuberger Berman International Fund Trust Class	358	7,696
TOTAL FOREIGN SMALL MID GROWTH FUNDS		8,863
Foreign Small Mid Value Funds - 0.0%
Artisan International Value Fund Investor Class	38	921
Third Avenue International Value Fund	47	889
TOTAL FOREIGN SMALL MID VALUE FUNDS		1,810
Other - 5.8%
BlackRock Pacific Fund, Inc. Investor Class A	380,388	9,890,095
Fidelity Japan Smaller Companies Fund (a)	589,398	5,852,719
GMO Emerging Countries Fund Class M	482,535	7,271,800
Henderson European Focus Fund Class A	30	958
ING International Real Estate Fund Class A	523,265	6,017,552
iShares MSCI Emerging Markets Index Fund ETF	300	41,859
iShares MSCI Japan Index Fund ETF	3,500	43,855
Matthews Pacific Tiger Fund Class I	10,946	276,393
SPDR DJ Wilshire International Real Estate ETF	800	42,520
SSgA Emerging Markets Fund Institutional Class	42	1,177
TOTAL OTHER		29,438,928
TOTAL EQUITY FUNDS (Cost $552,874,395)		504,763,376
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $552,874,395)		$ 504,763,376
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fund	Income Earned

Fidelity Canada Fund	$ 14,541
Fidelity Diversified International Fund	502,060
Fidelity Institutional Cash Money Market Fund Class I	4,866
Fidelity International Discovery Fund	478,936
Fidelity Japan Smaller Companies Fund	9,548
Fidelity Select Money Market Portfolio	102
$ 1,010,053

Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period

Fidelity Canada Fund	$ -	$ 2,541,908	$ -	$ 2,311,959
Fidelity Diversified International Fund	-	56,343,205	244,786	50,022,750
Fidelity International Discovery Fund	-	56,082,597	166,440	50,998,317
Fidelity Japan Smaller Companies Fund	-	6,964,762	-	5,852,719
Total	$ -	$ 121,932,472	$ 411,226	$ 109,185,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investments in securities at value - See accompanying schedule: Unaffiliated Underlying Funds (cost $431,373,937)	$ 395,577,631
Affiliated Underlying Funds (cost $121,500,458)	109,185,745
Total investments (cost $552,874,395)		$ 504,763,376
Cash		39
Receivable for fund shares sold		845,067
Total assets		505,608,482

Liabilities
Payable for investments purchased	$ 478,499
Payable for fund shares redeemed	366,569
Total liabilities		845,068

Net Assets		$ 504,763,414
Net Assets consist of:
Paid in capital		$ 523,729,447
Undistributed net investment income		547,067
Accumulated undistributed net realized gain (loss) on investments		28,597,919
Net unrealized appreciation (depreciation) on investments		(48,111,019)
Net Assets, for 46,999,942 shares outstanding		$ 504,763,414
Net Asset Value, offering price and redemption price per share ($504,763,414 ÷ 46,999,942 shares)		$ 10.74

Statement of Operations

	Year ended February 29, 2008

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 6,978,901
Affiliated		1,010,053
Interest		1,896
Total income		7,990,850

Expenses
Management fee	$ 1,063,630
Independent trustees' compensation	34,352
Total expenses before reductions	1,097,982
Expense reductions	(1,097,982)	-
Net investment income (loss)		7,990,850
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(3,536,235)
Affiliated	(20,788)
Realized gain distributions from underlying funds:
Unaffiliated	39,822,644
Affiliated	4,904,868	41,170,489
Change in net unrealized appreciation (depreciation) on underlying funds		(62,463,106)
Net gain (loss)		(21,292,617)
Net increase (decrease) in net assets resulting from operations		$ (13,301,767)

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2008	For the period March 23, 2006 (Commencement of Operations) to February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,990,850	$ 3,059,954
Net realized gain (loss)	41,170,489	15,778,398
Change in net unrealized appreciation (depreciation)	(62,463,106)	14,352,087
Net increase (decrease) in net assets resulting from operations	(13,301,767)	33,190,439
Distributions to shareholders from net investment income	(7,727,489)	(2,776,248)
Distributions to shareholders from net realized gain	(22,371,359)	(5,979,610)
Total distributions	(30,098,848)	(8,755,858)
Share transactions Proceeds from sales of shares	376,245,139	264,129,682
Reinvestment of distributions	29,954,499	8,648,760
Cost of shares redeemed	(113,635,539)	(41,613,093)
Net increase (decrease) in net assets resulting from share transactions	292,564,099	231,165,349
Total increase (decrease) in net assets	249,163,484	255,599,930

Net Assets
Beginning of period	255,599,930	-
End of period (including undistributed net investment income of $547,067 and undistributed net investment income of $283,706, respectively)	$ 504,763,414	$ 255,599,930
Other Information Shares
Sold	31,552,960	25,633,799
Issued in reinvestment of distributions	2,567,239	768,779
Redeemed	(9,668,632)	(3,854,203)
Net increase (decrease)	24,451,567	22,548,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.22	.18
Net realized and unrealized gain (loss)	.08 F	1.57
Total from investment operations	.30	1.75
Distributions from net investment income	(.18)	(.13)
Distributions from net realized gain	(.72)	(.28)
Total distributions	(.90)	(.41)
Net asset value, end of period	$ 10.74	$ 11.34
Total Return B,C	2.17%	17.53%
Ratios to Average Net Assets H
Expenses before expense reductions	.26%	.26% A
Expenses net of contractual waivers	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	1.88%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,763	$ 255,600
Portfolio turnover rate E	34%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period March 23, 2006 (commencement of operations) to February 28, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

PAS International Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds, excluding ETFs, are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 6,929,023
Unrealized depreciation	(55,071,143)
Net unrealized appreciation (depreciation)	$ (48,142,120)
Undistributed ordinary income	7,991,677
Undistributed long-term capital gain	21,184,410

Cost for federal income tax purposes	$ 552,905,496

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Ordinary Income	$ 8,410,586	$ 5,552,496
Long-term Capital Gains	21,688,262	3,203,362
Total	$ 30,098,848	$ 8,755,858

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $463,491,409 and $148,307,825, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2011.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $1,097,982.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS International Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS International Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS International Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

David L. Murphy (60)

Year of Election or Appointment: 2008

Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-
2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (75)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS International. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS International. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of PAS International. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2006

President and Treasurer of PAS International. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Adviser funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2006

Chief Compliance Officer of PAS International. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) Officer of PAS International. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (49)

Year of Election or Appointment: 2006

Chief Financial Officer of PAS International. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2006 Assistant Treasurer of PAS International. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of PAS International. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

Annual Report

Distributions

The Board of Trustees of PAS International Fund of Funds voted to pay on April 14, 2008, to shareholders of record at the opening of business on April 11, 2008, a distribution of $0.49 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.01 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $33,532,988, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 22% and 100% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOI-ANN-0408
1.824709.101

PAS International Fidelity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 29, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS International Fidelity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take the cumulative total return of PAS International Fidelity Fund of Funds® and show you what would have happened if PAS International Fidelity shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS International Fidelity on March 8, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index performed over the same period.

Annual Report

PAS International Fidelity Fund of Funds

Management's Discussion of Fund Performance

Comments from Wilfred Chilangwa, Portfolio Manager of PAS International Fidelity Fund of Funds®

Despite occasional stumbles, the five-year bull run in global stock markets continued during the 12-month period ending February 29, 2008. Emerging markets led the way, rising 33.60% as measured by the Morgan Stanley Capital InternationalSM (MSCI®) Emerging Markets (EM) Index. Latin American stocks did particularly well, gaining 55.34% according to the MSCI EM Latin America index. In general, developing nations appeared to be better positioned to withstand a global economic deceleration than in years past, due in large part to healthier local economies and less dependence on exports to the United States. In comparison, developed international equity markets were up only 1.00% as measured by the MSCI Europe, Australasia, and Far East (EAFE®) index - a performance monitor of established markets outside the United States and Canada. Developed nations, including those in Europe, were hurt more by the impact of the U.S. subprime mortgage-related spillover than were emerging markets. Japan, meanwhile, continued to struggle with a slowdown in consumer spending and sluggish domestic growth, as evidenced by the 12.91% decline of the Tokyo Stock Exchange Stock Price Index.

From its inception on March 8, 2007, through February 29, 2008, PAS International Fidelity Fund of Funds - the "Fund" - outpaced its benchmark with a return of 2.67%, compared with a gain of 1.36% for the MSCI EAFE index during the same period. Underlying funds that were of particular help to performance included Fidelity® International Discovery Fund, Fidelity Overseas Fund and Fidelity Diversified International Fund, thanks to their favorable stock selection during the period across a wide swath of market sectors. Exposure to emerging-markets stocks among the underlying funds also was a notable contributor, with Fidelity Emerging Markets Fund being a particular beneficiary given its focus on this investment universe. Positive stock selection from underlying funds within industrials, energy and health care helped performance overall. Underweighting financials in aggregate also buoyed Fund performance, as stocks in this sector were adversely affected by growing concerns about the subprime mortgage crisis in the United States and the subsequent global credit squeeze. On the downside, relative performance was hurt by unfavorable positioning within materials and consumer staples among some of the underlying funds. Some of the underlying funds that detracted from performance included Fidelity Aggressive International Fund and Fidelity International Real Estate Fund, the latter of which hurt performance as the international real estate markets pulled back through 2007 and into 2008 following strong performance in 2006.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS International Fidelity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 954.20	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS International Fidelity Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Fidelity International Discovery Fund	21.2	20.7
Fidelity Diversified International Fund	16.7	10.2
Spartan International Index Fund Investor Class	14.4	22.0
Fidelity International Value Fund	11.2	11.5
Fidelity Overseas Fund	10.4	9.9
Fidelity Advisor Diversified International Fund Institutional Class	9.6	9.9
Fidelity Aggressive International Fund	9.2	9.1
Fidelity Pacific Basin Fund	2.4	3.2
Fidelity Emerging Markets Fund	1.4	1.1
Fidelity International Real Estate Fund	1.2	1.4
	97.7
Asset Allocation (% of fund's investments)
As of February 29, 2008	As of August 31, 2007
Foreign Large Blend Funds 55.8%	Foreign Large Blend Funds 52.6%
Foreign Large Growth Funds 25.9%	Foreign Large Growth Funds 29.2%
Foreign Large Value Funds 11.2%	Foreign Large Value Funds 11.5%
Foreign Small Mid Growth Funds 1.0%	Foreign Small Mid Growth Funds 1.0%
Specialty Funds 1.2%	Specialty Funds 1.4%
Other 4.9%	Other 4.3%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS International Fidelity Fund of Funds

Investments February 29, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 55.8%
Fidelity Advisor Diversified International Fund Institutional Class	1,984,159	$ 40,179,213
Fidelity Canada Fund	15,077	905,095
Fidelity International Discovery Fund	2,280,287	88,725,983
Fidelity Overseas Fund	989,773	43,411,451
Spartan International Index Fund Investor Class	1,396,491	60,370,292
TOTAL FOREIGN LARGE BLEND FUNDS		233,592,034
Foreign Large Growth Funds - 25.9%
Fidelity Aggressive International Fund	2,807,013	38,680,645
Fidelity Diversified International Fund	1,911,384	69,822,844
TOTAL FOREIGN LARGE GROWTH FUNDS		108,503,489
Foreign Large Value Funds - 11.2%
Fidelity International Value Fund	4,457,202	46,666,909
Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund	311,383	4,281,523
Specialty Funds - 1.2%
Fidelity International Real Estate Fund	412,470	5,118,748
Other - 4.9%
Fidelity Emerging Markets Fund	180,408	5,646,783
Fidelity Japan Smaller Companies Fund	478,023	4,746,770
Fidelity Pacific Basin Fund	373,822	9,973,577
TOTAL OTHER		20,367,130
TOTAL EQUITY FUNDS (Cost $467,055,765)		418,529,833
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $467,055,765)		$ 418,529,833

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fidelity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in affiliated securities, at value (cost $467,055,765) - See accompanying schedule		$ 418,529,833
Cash		5
Receivable for fund shares sold		419,255
Total assets		418,949,093

Liabilities
Payable for investments purchased	$ 13,186
Payable for fund shares redeemed	406,063
Total liabilities		419,249

Net Assets		$ 418,529,844
Net Assets consist of:
Paid in capital		$ 443,977,586
Undistributed net investment income		39,046
Accumulated undistributed net realized gain (loss) on investments		23,039,144
Net unrealized appreciation (depreciation) on investments		(48,525,932)
Net Assets, for 42,070,584 shares outstanding		$ 418,529,844
Net Asset Value, offering price and redemption price per share ($418,529,844 ÷ 42,070,584 shares)		$ 9.95

Statement of Operations

For the period March 8, 2007 (Commencement of Operations) to February 29, 2008

Investment Income
Dividends from underlying funds		$ 5,651,900
Interest		150
Total income		5,652,050

Expenses
Management fee	$ 942,880
Independent trustees' compensation	31,020
Total expenses before reductions	973,900
Expense reductions	(973,900)	-
Net investment income (loss)		5,652,050
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,073,815
Realized gain distributions from underlying funds	29,384,837	31,458,652
Change in net unrealized appreciation (depreciation) on underlying funds		(48,525,932)
Net gain (loss)		(17,067,280)
Net increase (decrease) in net assets resulting from operations		$ (11,415,230)

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS International Fidelity Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

For the period March 8, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,652,050
Net realized gain (loss)	31,458,652
Change in net unrealized appreciation (depreciation)	(48,525,932)
Net increase (decrease) in net assets resulting from operations	(11,415,230)
Distributions to shareholders from net investment income	(5,613,004)
Distributions to shareholders from net realized gain	(8,419,507)
Total distributions	(14,032,511)
Share transactions Proceeds from sales of shares	508,423,425
Reinvestment of distributions	14,004,347
Cost of shares redeemed	(78,450,187)
Net increase (decrease) in net assets resulting from share transactions	443,977,585
Total increase (decrease) in net assets	418,529,844

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $39,046)	$ 418,529,844
Other Information Shares
Sold	47,999,745
Issued in reinvestment of distributions	1,276,604
Redeemed	(7,205,765)
Net increase (decrease)	42,070,584

Financial Highlights

Period ended February 29,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16
Net realized and unrealized gain (loss)	.14 F
Total from investment operations	.30
Distributions from net investment income	(.14)
Distributions from net realized gain	(.21)
Total distributions	(.35)
Net asset value, end of period	$ 9.95
Total Return B,C	2.67%
Ratios to Average Net Assets H
Expenses before expense reductions	.26% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,530
Portfolio turnover rate E	14% A

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. G For the period March 8, 2007 (commencement of operations) to February 29, 2008. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

PAS International Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,179,967
Unrealized depreciation	(49,705,905)
Net unrealized appreciation (depreciation)	(48,525,938)
Undistributed ordinary income	1,535,523
Undistributed long-term capital gain	21,542,667

Cost for federal income tax purposes	$ 467,055,771

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 29, 2008
Ordinary Income	$ 13,631,582
Long-term Capital Gains	400,929
Total	$ 14,032,511

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $518,802,322 and $53,820,373, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2011.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $973,900.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS International Fidelity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS International Fidelity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period March 8, 2007 (commencement of operations) through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS International Fidelity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2008 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for David L. Murphy, each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate. Mr. Murphy oversees seven funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

David L. Murphy (60)

Year of Election or Appointment: 2008

Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-
2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (75)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to Fidelity Investments 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Member of the Advisory Board of Rutland Square Trust. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Member of the Advisory Board of Rutland Square Trust. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of PAS International Fidelity. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2007

President and Treasurer of PAS International Fidelity. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Adviser funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2007

Chief Compliance Officer of PAS International Fidelity. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of PAS International Fidelity. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (49)

Year of Election or Appointment: 2007

Chief Financial Officer of PAS International Fidelity. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2007 Assistant Treasurer of PAS International Fidelity. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of PAS International Fidelity. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of PAS International Fidelity Fund of Funds voted to pay on April 14, 2008, to shareholders of record at the opening of business on April 11, 2008, a distribution of $.50 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $21,943,596, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 46% of the dividends distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PAI-ANN-0408
1.843740.100

PAS Small Cap Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 29, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS Small Cap Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Life of FundA
PAS Small Cap Fund of Funds	-10.38%	3.55%

A From June 23, 2005

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS Small Cap Fund of Funds® on June 23, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

PAS Small Cap Fund of Funds

Management's Discussion of Fund Performance

Comments from Catherine Pena, who became sole Portfolio Manager of PAS Small Cap Fund of Funds® on March 3, 2008

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

PAS Small Cap Fund of Funds - the "Fund" - declined 10.38% for the 12-month period that ended February 29, 2008, beating the -12.44% return for its benchmark, the Russell 2000 Index, over the same time frame. The Fund's outperformance was attributable to several factors, primarily its overall underweighting in the financials sector, which was hurt by the U.S. subprime mortgage crisis. This underweighting stemmed from allocating a smaller percentage of assets to small-cap value funds, which typically have been overweighted in financials, as well as from the fact that most of the underlying funds tended to underweight financial stocks due to poor business fundamentals. The Fund's relative performance also was helped by underlying funds such as BlackRock Funds Small Cap Growth Equity Fund and Laudus Rosenberg U.S. Discovery Fund, whose overweightings in energy and materials were pushed ahead by rising commodity prices and continued global demand. Finally, the Fund benefited from exposure to some popular themes in the small-cap investment universe - aerospace, fertilizers and alternative energy - that proved successful in several funds, including Baron Small Cap Fund. On the downside, underlying funds that were overweighted in the consumer discretionary sector, which was hurt by a weakening U.S. consumer, held back performance. These detractors included Buffalo Small Cap Fund and William Blair Small Cap Growth Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS Small Cap Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 874.30	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS Small Cap Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Oppenheimer Main Street Small Cap Fund Class A	8.8	11.7
RS Partners Fund Class A	6.9	7.2
Keeley Small Capital Value Fund Class A	5.8	5.3
Laudus Rosenberg U.S. Discovery Fund Investor Class	5.7	7.0
BlackRock Funds Small Cap Growth Equity Fund Investor Class A	5.6	6.2
Westport Select Cap Fund Class R	5.5	6.0
Baron Small Cap Fund	5.1	5.3
Buffalo Small Cap Fund	5.1	6.5
Royce Value Plus Fund Service Class	4.9	4.0
William Blair Small Cap Growth Fund Class N	4.0	5.1
	57.4
Asset Allocation (% of fund's investments)
As of February 29, 2008	As of August 31, 2007
Small Blend Funds 35.0%	Small Blend Funds 41.4%
Small Growth Funds 43.0%	Small Growth Funds 42.7%
Small Value Funds 8.1%	Small Value Funds 6.3%
Foreign Small Mid Growth Funds 1.6%	Foreign Small Mid Growth Funds 0.1%
Mid-Cap Blend Funds 5.5%	Mid-Cap Blend Funds 8.1%
Mid-Cap Growth Funds 3.1%	Mid-Cap Growth Funds 0.0%
Other 3.7%	Other 1.4%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS Small Cap Fund of Funds

Investments February 29, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 35.0%
AIM Trimark Small Companies Fund Class A	933,343	$ 11,760,124
CRM Small Cap Value Fund Investor Class	176	3,345
Hennessy Cornerstone Growth II Fund	172	3,290
ICM Small Co. Portfolio Institutional Class	88	2,655
ING Small Company Fund Class A	205,742	2,491,533
Keeley Small Capital Value Fund Class A	817,028	21,087,492
Laudus Rosenberg U.S. Discovery Fund Investor Class	1,257,823	20,414,474
Managers Special Equity Fund Managers Class	36	2,004
Neuberger Berman Genesis Fund Trust Class	61	2,889
Oppenheimer Main Street Small Cap Fund Class A	1,767,274	31,563,511
Perritt MicroCap Opportunities Fund	413,044	9,954,370
ProFunds Ultra Small Cap Fund Investor Class	178,068	3,947,771
RS Partners Fund Class A	871,608	24,866,962
Wasatch Small Capital Value Fund	665	2,175
TOTAL SMALL BLEND FUNDS		126,102,595
Small Growth Funds - 43.0%
Alger SmallCap Growth Institutional Fund Class I (a)	276,195	6,694,973
Baron Growth Fund	162,948	7,489,100
Baron Small Cap Fund	885,126	18,446,026
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,005,857	20,167,429
Brazos Micro Cap Portfolio Class N	132,205	2,403,487
Buffalo Small Cap Fund	871,173	18,251,081
Champlain Small Company Fund Advisor Class	754,233	8,839,607
Franklin Small Cap Growth Fund II Class A	364	3,198
Harbor Small Cap Growth Fund Investor Class	1,753	18,789
ING SmallCap Opportunities Fund Class A (a)	132,684	4,026,949
Lord Abbett Small Cap Blend Fund Class A	705,996	10,434,627
Munder Micro-Cap Equity Fund Class A	89	2,775
Oberweis Emerging Growth Fund	106	2,080
Old Mutual Copper Rock Emerging Growth Portfolio Class A	221,212	2,234,240
Royce Value Plus Fund Service Class	1,376,310	17,630,531
RS Emerging Growth Fund Class A (a)	286,897	9,714,348
RS Smaller Co. Growth Fund Class A	378,418	6,542,846
Turner Small Cap Growth Fund Class I (a)	270,389	7,665,522
Wasatch Small Capital Growth Fund	75	2,261

	Shares	Value
Wasatch Ultra Growth Fund	109	$ 2,174
William Blair Small Cap Growth Fund Class N	705,661	14,268,459
TOTAL SMALL GROWTH FUNDS		154,840,502
Small Value Funds - 8.1%
American Beacon Small Cap Value Fund PlanAhead Class	233	3,773
HighMark Small Cap Value Fund Class A	377,068	4,211,855
iShares Russell 2000 Value Index Fund ETF	127,200	8,346,864
Perritt Emerging Opportunities Fund	221,003	2,647,618
Royce Opportunity Fund Service Class	1,004,689	9,825,862
Westcore Small Capital Value Fund	362,019	4,054,615
TOTAL SMALL VALUE FUNDS		29,090,587
Foreign Small Mid Growth Funds - 1.6%
Fidelity International Small Cap Opportunities Fund (b)	413,611	5,687,157
Mid-Cap Blend Funds - 5.5%
Hennessy Cornerstone Growth Fund	1,277	16,972
Kinetics Small Cap Opportunities Fund	82	2,235
Westport Select Cap Fund Class R	943,125	19,956,520
TOTAL MID-CAP BLEND FUNDS		19,975,727
Mid-Cap Growth Funds - 3.1%
FBR Focus Fund	222,705	11,012,753
Wasatch Core Growth Fund	74	2,276
TOTAL MID-CAP GROWTH FUNDS		11,015,029
Other - 3.7%
FBR Small Cap Financial Fund	156,928	2,535,952
Fidelity Advisor Real Estate Fund Institutional Class (b)	439,392	7,087,385
RS Technology Fund Class A	248,736	3,549,459
TOTAL OTHER		13,172,796
TOTAL EQUITY FUNDS (Cost $412,682,295)		359,884,393
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $412,682,295)		$ 359,884,393
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Fund	Income Earned

Fidelity Advisor Real Estate Fund Institutional Class	$ 51,105
Fidelity Institutional Cash Money Market Fund Class I	3,691
Fidelity International Small Cap Opportunities Fund	16,090
$ 70,886

Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period

Fidelity Advisor Real Estate Fund Institutional Class	$ -	$ 7,782,296	$ -	$ 7,087,385
Fidelity International Small Cap Opportunities Fund	-	6,680,160	-	5,687,157
Total	$ -	$ 14,462,456	$ -	$ 12,774,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Small Cap Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investments in securities at value - See accompanying schedule: Unaffiliated Underlying Funds (cost $398,219,839)	$ 347,109,851
Affiliated Underlying Funds (cost $14,462,456)	12,774,542
Total Investments (cost $412,682,295)		$ 359,884,393
Receivable for fund shares sold		781,600
Total assets		360,665,993

Liabilities
Payable for investments purchased	$ 463,886
Payable for fund shares redeemed	317,712
Total liabilities		781,598

Net Assets		$ 359,884,395
Net Assets consist of:
Paid in capital		$ 399,093,122
Undistributed net investment income		234,788
Accumulated undistributed net realized gain (loss) on investments		13,354,387
Net unrealized appreciation (depreciation) on investments		(52,797,902)
Net Assets, for 36,011,661 shares outstanding		$ 359,884,395
Net Asset Value, offering price and redemption price per share ($359,884,395 ÷ 36,011,661 shares)		$ 9.99

Statement of Operations

	Year ended February 29, 2008

Investment Income
Dividends from underlying funds: Unaffiliated		$ 960,489
Affiliated		70,886
Interest		935
Total income		1,032,310

Expenses
Management fee	$ 863,731
Independent trustees' compensation	29,310
Total expenses before reductions	893,041
Expense reductions	(893,041)	-
Net investment income (loss)		1,032,310
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of unaffiliated underlying fund shares	(6,698,542)
Realized gain distributions from underlying funds:
Unaffiliated	25,868,500
Affiliated	527,897	19,697,855
Change in net unrealized appreciation (depreciation) on underlying funds		(60,798,279)
Net gain (loss)		(41,100,424)
Net increase (decrease) in net assets resulting from operations		$ (40,068,114)

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS Small Cap Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,032,310	$ 446,550
Net realized gain (loss)	19,697,855	14,540,714
Change in net unrealized appreciation (depreciation)	(60,798,279)	3,992,662
Net increase (decrease) in net assets resulting from operations	(40,068,114)	18,979,926
Distributions to shareholders from net investment income	(899,620)	(242,280)
Distributions to shareholders from net realized gain	(17,269,949)	(6,798,719)
Total distributions	(18,169,569)	(7,040,999)
Share transactions Proceeds from sales of shares	180,144,834	127,319,945
Reinvestment of distributions	18,078,092	6,971,513
Cost of shares redeemed	(83,962,304)	(72,940,141)
Net increase (decrease) in net assets resulting from share transactions	114,260,622	61,351,317
Total increase (decrease) in net assets	56,022,939	73,290,244

Net Assets
Beginning of period	303,861,456	230,571,212
End of period (including undistributed net investment income of $234,788 and undistributed net investment income of $102,099, respectively)	$ 359,884,395	$ 303,861,456
Other Information Shares
Sold	15,966,023	11,291,206
Issued in reinvestment of distributions	1,563,201	599,781
Redeemed	(7,332,514)	(6,459,874)
Net increase (decrease)	10,196,710	5,431,113

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2008 H	2007	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.02	- I
Net realized and unrealized gain (loss)	(1.17)	.75	1.46
Total from investment operations	(1.14)	.77	1.46
Distributions from net investment income	(.03)	(.01)	-
Distributions from net realized gain	(.61)	(.30)	(.15)
Total distributions	(.64)	(.31)	(.15)
Net asset value, end of period	$ 9.99	$ 11.77	$ 11.31
Total Return B,C	(10.38)%	6.86%	14.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.26%	.26%	.37% A
Expenses net of contractual waivers	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	.30%	.17%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359,884	$ 303,861	$ 230,571
Portfolio turnover rate E	20%	27%	10% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of the Underlying Funds.

F For the period June 23, 2005 (commencement of operations) to February 28, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

PAS Small Cap Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds, excluding ETFs, are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. ETFs are valued at their last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, ETFs are valued at the last quoted bid price. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,625,941
Unrealized depreciation	(58,427,069)
Net unrealized appreciation (depreciation)	$ (52,801,128)
Undistributed ordinary income	4,395,414
Undistributed long-term capital gain	9,196,986

Cost for federal income tax purposes	$ 412,685,521

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Ordinary Income	$ 899,620	$ 1,453,675
Long-term Capital Gains	17,269,949	5,587,324
Total	$ 18,169,569	$ 7,040,999

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $193,779,210 and $70,259,180, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2011.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2011 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $893,041.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS Small Cap Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS Small Cap Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS Small Cap Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

David L. Murphy (60)

Year of Election or Appointment: 2008

Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (75)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Small Cap. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS Small Cap. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of PAS Small Cap. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2006

President and Treasurer of PAS Small Cap. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Adviser funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2005

Chief Compliance Officer of PAS Small Cap. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) Officer of PAS Small Cap. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-
present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (49)

Year of Election or Appointment: 2005

Chief Financial Officer of PAS Small Cap. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2005 Assistant Treasurer of PAS Small Cap. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of PAS Small Cap. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

Annual Report

Distributions

The Board of Trustees of PAS Small Cap Fund of Funds voted to pay on April 14, 2008, to shareholders of record at the opening of business on April 11, 2008, a distribution of $.36 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.01 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $15,537,229, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 62% and 100% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOF-ANN-0408
1.816936.102

PAS U.S. Opportunity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 29, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS U.S. Opportunity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Life of FundA
PAS U.S. Opportunity Fund of Funds	-3.11%	-2.17%

A From December 29, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS U.S. Opportunity Fund of Funds on December 29, 2006 when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite Index performed over the same period.

Annual Report

PAS U.S. Opportunity Fund of Funds

Management's Discussion of Fund Performance

Comments from Xuehai En, Portfolio Manager of PAS U.S. Opportunity Fund of Funds®

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

PAS U.S. Opportunity Fund of Funds - the "Fund" - declined 3.11% for the 12-month period that ended February 29, 2008, beating the -4.05% return for its benchmark, the Dow Jones Wilshire 5000 Composite IndexSM. Relative to the index, the Fund benefited from its underlying funds with underweightings in the financials sector, which was plagued by the U.S. subprime mortgage crisis and subsequent credit crunch. Underlying large-cap growth funds also helped performance, as this segment of the market outperformed smaller-capitalization funds and those that were more value-oriented. The Fund's relative performance was further bolstered by its aggregate overweighting in the consumer staples sector. The underlying funds that made the biggest contributions included American Century Fundamental Equity Fund, Fidelity® Select Utilities Growth Portfolio, Fidelity Select Consumer Staples Portfolio and Fidelity Select Materials Portfolio. On the downside, underlying funds that were overweighted in the financials sector - particularly in the real estate investment trust (REIT) and bank segments - held back performance, as did those funds that were overexposed to the consumer discretionary sector, which was hurt by a weakening U.S. consumer. Detractors included Fidelity Equity-Income Fund, Fidelity Select Wireless Portfolio and American Beacon Large Cap Value Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS U.S. Opportunity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated and unaffiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 931.90	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS U.S. Opportunity Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class	6.3	4.7
Evergreen Enhanced S&P 500 Fund Class A	5.6	8.9
American Beacon Large Cap Value Fund Plan Ahead Class	4.5	5.0
Spectra Fund Class N	4.3	2.8
Fidelity Select Consumer Staples Portfolio	4.1	2.8
BlackRock Equity Dividend Fund Investor A Class	3.8	0.0
American Century Fundamental Equity Fund Investor Class	3.2	2.7
Fidelity Select Energy Services Portfolio	3.0	0.0
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	2.9	2.9
MFS Utilities Fund Class A	2.6	1.3
	40.3
Asset Allocation (% of fund's investments)
As of February 29, 2008	As of August 31, 2007
Large Blend Funds 30.0%	Large Blend Funds 34.9%
Large Growth Funds 9.9%	Large Growth Funds 16.0%
Large Value Funds 17.6%	Large Value Funds 19.1%
Mid-Cap Blend Funds 5.9%	Mid-Cap Blend Funds 6.1%
Mid-Cap Growth Funds 8.6%	Mid-Cap Growth Funds 12.7%
Mid-Cap Value Funds 2.7%	Mid-Cap Value Funds 0.7%
Small Blend Funds 0.4%	Small Blend Funds 0.7%
Small Growth Funds 0.4%	Small Growth Funds 0.4%
Small Value Funds 0.1%	Small Value Funds 0.1%
Specialty Funds 24.4%	Specialty Funds 9.0%
Other 0.0%	Other 0.3%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS U.S. Opportunity Fund of Funds

Investments February 29, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 30.0%
American Century Fundamental Equity Fund Investor Class	369,035	$ 4,937,690
Evergreen Enhanced S&P 500 Fund Class A	583,084	8,664,631
Fidelity Disciplined Equity Fund (b)	46,792	1,243,253
Fidelity Fund (b)	53,705	1,934,447
Fidelity Select Consumer Staples Portfolio (b)	101,352	6,410,498
Fidelity Select Industrial Equipment Portfolio (b)	118,243	3,836,971
Fidelity Tax Managed Stock Fund (b)	123,626	1,817,296
Janus Contrarian Fund	171,285	3,228,723
JPMorgan U.S. Large Cap Core Plus Fund Select Class	513,012	9,762,617
RS Core Equity Fund Class A	84,140	3,364,750
The Hartford Capital Appreciation Fund Class A	37,657	1,395,207
TOTAL LARGE BLEND FUNDS		46,596,083
Large Growth Funds - 9.9%
Ivy Capital Appreciation Fund Class A	270,431	2,642,107
Legg Mason Growth Trust, Inc. Financial Intermediary Class	46,197	1,393,766
Marsico 21st Century Fund	266,375	4,088,850
Spectra Fund Class N (a)	660,063	6,627,031
The Hartford Growth Opportunities Fund Class A	20,611	593,803
TOTAL LARGE GROWTH FUNDS		15,345,557
Large Value Funds - 17.6%
1st Source Monogram Income Equity Fund	71,054	1,029,566
Allianz NFJ Dividend Value Fund Class D	104	1,607
American Beacon Large Cap Value Fund Plan Ahead Class	343,527	7,056,045
Artisan Opportunistic Value Fund Investor Shares	38,757	383,694
Aston Value Fund Class N	74,379	923,041
BlackRock Equity Dividend Fund Investor A Class	309,467	5,855,111
Evergreen Disciplined Value Fund Class A	204,348	2,971,223
Excelsior Value and Restructuring Fund Shares	71,423	3,861,110
Fidelity Equity-Income Fund (b)	27,638	1,391,826
Goldman Sachs Growth & Income Fund Institutional Class	130,965	3,217,803
Phoenix Value Opportunities Fund Class A	55,026	612,984
TOTAL LARGE VALUE FUNDS		27,304,010

	Shares	Value
Mid-Cap Blend Funds - 5.9%
American Century Mid Cap Value Fund Investor Class	126,203	$ 1,333,970
Aston/Optimum Mid Cap Fund Class N	22,655	606,688
Fidelity Leveraged Company Stock Fund (b)	92,377	2,795,341
Fidelity Select Defense & Aerospace Portfolio (b)	22,906	1,830,866
Kinetics Small Cap Opportunities Fund	99,034	2,688,765
TOTAL MID-CAP BLEND FUNDS		9,255,630
Mid-Cap Growth Funds - 8.6%
Baron iOpportunity Fund (a)	237,556	2,643,998
BlackRock US Opportunities Fund Investor A Class (a)	44,729	1,500,658
Fidelity Select Environmental Portfolio (b)	32,405	573,888
Janus Orion Fund	75,301	899,848
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	153,395	4,489,861
Munder Mid-Cap Core Growth Fund Class A	54,154	1,469,741
Neuberger Berman Mid Cap Growth Fund Trust Class (a)	119,556	1,757,467
TOTAL MID-CAP GROWTH FUNDS		13,335,461
Mid-Cap Value Funds - 2.7%
Delafield Fund, Inc.	6,266	142,998
Fidelity Select Chemicals Portfolio (b)	43,426	3,531,834
Janus Mid Capital Value Fund - Investor Shares	27,027	585,672
TOTAL MID-CAP VALUE FUNDS		4,260,504
Small Blend Funds - 0.4%
Royce Value Fund Service Class	62,697	679,008
Small Growth Funds - 0.4%
Champlain Small Company Fund Advisor Class	4,318	50,602
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	50,993	553,273
TOTAL SMALL GROWTH FUNDS		603,875
Small Value Funds - 0.1%
Aston/River Road Small Cap Value Class N	1,157	13,792
Paradigm Value Fund	3,789	170,864
TOTAL SMALL VALUE FUNDS		184,656
Specialty Funds - 24.4%
Fidelity Select Banking Portfolio (b)	95,437	2,122,528
Fidelity Select Brokerage & Investment Management Portfolio (b)	16,552	985,808
Equity Funds - continued
	Shares	Value
Specialty Funds - continued
Fidelity Select Computers Portfolio (a)(b)	74,500	$ 2,998,636
Fidelity Select Energy Services Portfolio (b)	50,129	4,642,967
Fidelity Select Financial Services Portfolio (b)	25,275	2,131,197
Fidelity Select Materials Portfolio (b)	69,258	3,948,377
Fidelity Select Medical Equipment & Systems Portfolio (b)	121,354	2,962,257
Fidelity Select Natural Resources Portfolio (b)	59,101	2,304,920
Fidelity Select Pharmaceuticals Portfolio (b)	388,948	4,091,735
Fidelity Select Software & Computer Services Portfolio (a)(b)	31,472	2,101,359

	Shares	Value
Fidelity Select Technology Portfolio (a)(b)	19,034	$ 1,268,778
Fidelity Select Utilities Growth Portfolio (b)	27,228	1,554,437
Fidelity Select Wireless Portfolio (b)	384,849	2,782,459
MFS Utilities Fund Class A	228,484	4,092,155
TOTAL SPECIALTY FUNDS		37,987,613
TOTAL EQUITY FUNDS (Cost $170,611,458)		155,552,397
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $170,611,458)		$ 155,552,397
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned

Fidelity Disciplined Equity Fund	$ 11,165
Fidelity Dividend Growth Fund	23,262
Fidelity Equity-Income Fund	20,521
Fidelity Large Cap Stock Fund	11,141
Fidelity Leveraged Company Stock Fund	34,479
Fidelity Select Chemicals Portfolio	18,556
Fidelity Select Consumer Staples Portfolio	39,065
Fidelity Select Defense & Aerospace Portfolio	2,429
Fidelity Select Industrial Equipment Portfolio	13,592
Fidelity Select Materials Portfolio	21,385
Fidelity Select Natural Resources Portfolio	288
Fidelity Select Pharmaceuticals Portfolio	14,283
Fidelity Select Wireless Portfolio	18,158
Fidelity Tax Managed Stock Fund	9,229
$ 237,553
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period

Fidelity Advisor Small Cap Growth Fund Institutional Class	$ -	$ 785,056	$ 742,039	$ -
Fidelity Advisor Value Strategies Fund Institutional Class	-	3,039,288	2,835,751	-
Fidelity Disciplined Equity Fund	-	2,392,177	911,810	1,243,253
Fidelity Dividend Growth Fund	-	3,211,070	3,040,757	-
Fidelity Equity-Income Fund	-	1,712,539	-	1,391,826
Fidelity Fund	-	2,027,894	-	1,934,447
Fidelity Large Cap Stock Fund	-	3,150,034	2,844,320	-
Fidelity Leveraged Company Stock Fund	-	3,196,444	-	2,795,341
Fidelity Select Banking Portfolio	-	2,313,458	-	2,122,528
Fidelity Select Brokerage & Investment Management Portfolio	-	1,001,035	-	985,808
Fidelity Select Chemicals Portfolio	-	3,511,840	-	3,531,834
Fidelity Select Computers Portfolio	-	5,203,352	1,772,548	2,998,636
Fidelity Select Consumer Staples Portfolio	-	6,345,115	-	6,410,498
Fidelity Select Defense & Aerospace Portfolio	-	2,210,573	-	1,830,866
Fidelity Select Energy Services Portfolio	-	5,035,484	-	4,642,967
Fidelity Select Environmental Portfolio	-	597,439	-	573,888
Fidelity Select Financial Services Portfolio	-	2,313,457	-	2,131,197
Fidelity Select Industrial Equipment Portfolio	-	4,147,637	-	3,836,971
Fidelity Select Materials Portfolio	-	4,076,194	-	3,948,377
Fidelity Select Medical Equipment & Systems Portfolio	-	4,256,410	1,250,091	2,962,257
Fidelity Select Natural Resources Portfolio	-	2,289,833	-	2,304,920
Fidelity Select Pharmaceuticals Portfolio	-	4,528,196	-	4,091,735
Fidelity Select Software & Computer Services Portfolio	-	2,245,679	-	2,101,359
Fidelity Select Technology Portfolio	-	1,922,696	348,219	1,268,778
Fidelity Select Utilities Growth Portfolio	-	1,772,548	-	1,554,437
Fidelity Select Wireless Portfolio	-	5,687,559	1,893,770	2,782,459
Fidelity Tax Managed Stock Fund	-	1,983,084	-	1,817,296
Total	$ -	$ 80,956,091	$ 15,639,305	$ 59,261,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS U.S. Opportunity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investments in securities at value -
See accompanying schedule:
Unaffiliated Underlying Funds (cost $106,584,469)	$ 96,290,719
Affiliated Underlying Funds (cost $64,026,989)	59,261,678
Total investments (cost $170,611,458)		$ 155,552,397
Cash		2
Receivable for fund shares sold		254,964
Total assets		155,807,363

Liabilities
Payable for investments purchased	$ 142,434
Payable for fund shares redeemed	107,960
Total liabilities		250,394

Net Assets		$ 155,556,969
Net Assets consist of:
Paid in capital		$ 169,382,927
Undistributed net investment income		479,351
Accumulated undistributed net realized gain (loss) on investments		753,752
Net unrealized appreciation (depreciation) on investments		(15,059,061)
Net Assets, for 16,312,069 shares outstanding		$ 155,556,969
Net Asset Value, offering price and redemption price per share ($155,556,969 ÷ 16,312,069 shares)		$ 9.54

Statement of Operations

	Year ended February 29, 2008

Investment Income
Dividends from underlying funds:
Unaffiliated		$ 767,920
Affiliated		237,553
Interest		15
Total income		1,005,488

Expenses
Management fee	$ 338,912
Independent trustees' compensation	11,124
Total expenses before reductions	350,036
Expense reductions	(350,036)	-
Net investment income (loss)		1,005,488
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares:
Unaffiliated	(1,664,656)
Affiliated	(1,289,796)
Realized gain distributions from underlying funds:
Unaffiliated	4,808,790
Affiliated	1,541,128	3,395,466
Change in net unrealized appreciation (depreciation) on underlying funds		(14,407,897)
Net gain (loss)		(11,012,431)
Net increase (decrease) in net assets resulting from operations		$ (10,006,943)

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS U.S. Opportunity Fund of Funds
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2008	For the period December 29, 2006 (Commencement of Operations) to February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,005,488	$ 5,850
Net realized gain (loss)	3,395,466	139,090
Change in net unrealized appreciation (depreciation)	(14,407,897)	(651,164)
Net increase (decrease) in net assets resulting from operations	(10,006,943)	(506,224)
Distributions to shareholders from net investment income	(531,987)	-
Distributions to shareholders from net realized gain	(2,780,805)	-
Total distributions	(3,312,792)	-
Share transactions Proceeds from sales of shares	136,505,380	65,891,008
Reinvestment of distributions	3,297,520	-
Cost of shares redeemed	(35,353,292)	(957,688)
Net increase (decrease) in net assets resulting from share transactions	104,449,608	64,933,320
Total increase (decrease) in net assets	91,129,873	64,427,096

Net Assets
Beginning of period	64,427,096	-
End of period (including undistributed net investment income of $479,351 and undistributed net investment income of $5,850, respectively)	$ 155,556,969	$ 64,427,096
Other Information Shares
Sold	12,983,027	6,499,995
Issued in reinvestment of distributions	310,412	-
Redeemed	(3,387,825)	(93,540)
Net increase (decrease)	9,905,614	6,406,455

Financial Highlights

Years ended February 28,	2008 I	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	-J
Net realized and unrealized gain (loss)	(.37)	.06 F
Total from investment operations	(.29)	.06
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.23)	-
Net asset value, end of period	$ 9.54	$ 10.06
Total Return B, C	(3.11)%	.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.26%	.27% A
Expenses net of contractual waivers	.00%	.00% A
Expenses net of all reductions	.00%	.00% A
Net investment income (loss)	.74%	.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,557	$ 64,427
Portfolio turnover rate E	82%	274% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. GFor the period December 29, 2006 (commencement of operations) to February 28, 2007. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

PAS U.S. Opportunity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated and unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 228,315
Unrealized depreciation	(15,287,375)
Net unrealized appreciation (depreciation)	$ (15,059,060)
Undistributed ordinary income	1,233,103

Cost for federal income tax purposes	$ 170,611,457

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 29, 2008
Ordinary Income	$ 1,794,491
Long-term Capital Gains	1,518,301
Total	$ 3,312,792

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $219,769,131 and $111,281,476, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until December 19, 2009.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until December 18, 2009 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $350,036.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS U.S. Opportunity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS U.S. Opportunity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS U.S. Opportunity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Mr. Howard E. Cox, Jr. and Ms. Karen Kaplan, each of the Trustees oversees ten funds advised by Strategic Advisers or an affiliate. Mr. Cox and Ms. Kaplan oversee five funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

David L. Murphy (60)

Year of Election or Appointment: 2008

Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEIGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (75)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS U.S. Opportunity. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Member of the Advisory Board of PAS U.S. Opportunity. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of PAS U.S. Opportunity. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2006

President and Treasurer of PAS U.S. Opportunity. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Adviser funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2006

Chief Compliance Officer of PAS U.S. Opportunity. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) Officer of PAS U.S. Opportunity. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (49)

Year of Election or Appointment: 2006

Chief Financial Officer of PAS U.S. Opportunity. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2006 Assistant Treasurer of PAS U.S. Opportunity. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of PAS U.S. Opportunity. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

Annual Report

Distributions

The Board of Trustees of PAS U.S. Opportunity Fund of Funds voted to pay on April 14, 2008, to shareholders of record at the opening of business on April 11, 2008, a distribution of $.02 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.02 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $1,518,301, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 28% and 82% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

FOU-ANN-0408
1.836922.101

PAS U.S. Opportunity Fidelity Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc. - not available
for sale to the general public

Annual Report

February 29, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

PAS U.S. Opportunity Fidelity Fund of Funds

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take the cumulative total return of PAS U.S. Opportunity Fidelity Fund of Funds® and show you what would have happened if PAS U.S. Opportunity Fidelity shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in PAS U.S. Opportunity Fidelity on March 8, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite IndexSM performed over the same period.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Management's Discussion of Fund Performance

Comments from Robert Vick, Portfolio Manager of PAS U.S. Opportunity Fidelity Fund of Funds®

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

Since the fund's inception on March 8, 2007, through February 29, 2008, PAS U.S. Opportunity Fidelity Fund of Funds - the "Fund" - declined 1.46%, beating the -3.57% return for its benchmark, the Dow Jones Wilshire 5000 Composite IndexSM. Relative to the index, the Fund benefited from its underlying funds with underweightings in the financials sector, which was plagued by the U.S. subprime mortgage crisis and subsequent credit crunch. Relative performance also was helped by underlying funds with overweightings in consumer staples and energy. Late in 2007, an aggregate overweighting in utilities aided performance as well. Among the contributors were Fidelity® Leveraged Company Stock Fund, Fidelity Select Consumer Staples Portfolio, Fidelity Select Energy Service Portfolio and Fidelity Select Chemicals Portfolio. The Fund sold its positions in the Leveraged Company Stock and Select Energy Service portfolios by the end of the period. On the downside, underlying funds that were overweighted in the financials sector held back performance, as did those funds that were overexposed to the consumer discretionary sector, which was hurt by a weakening U.S. consumer. Detractors included Fidelity Large Cap Value Fund, Fidelity Select Insurance Portfolio and Fidelity Select Software and Computer Services Portfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 926.20	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Investment Changes

The information in the following tables is based on the direct investments of the Fund.
Top Ten Fund Holdings as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Fidelity Advisor Energy Fund Institutional Class	8.4	0.0
Fidelity Equity-Income Fund	8.0	7.9
Fidelity Select Consumer Staples Portfolio	7.9	8.3
Fidelity Large Cap Value Fund	7.8	0.0
Fidelity Equity-Income II Fund	6.9	0.0
Fidelity Select Insurance Portfolio	6.6	7.6
Fidelity Select Pharmaceuticals Portfolio	6.3	5.4
Fidelity Advisor Utilities Fund Institutional Class	6.1	0.0
Fidelity Select Software & Computer Services Portfolio	5.8	0.0
Fidelity Select Industrial Equipment Portfolio	5.8	5.0
	69.6
Asset Allocation (% of fund's investments)
As of February 29, 2008	As of August 31, 2007
Large Blend Funds 18.4%	Large Blend Funds 24.0%
Large Growth Funds 9.3%	Large Growth Funds 14.0%
Large Value Funds 22.7%	Large Value Funds 7.9%
Mid-Cap Blend Funds 0.0%	Mid-Cap Blend Funds 3.1%
Mid-Cap Growth Funds 2.3%	Mid-Cap Growth Funds 2.3%
Mid-Cap Value Funds 5.9%	Mid-Cap Value Funds 7.5%
Specialty Funds 41.4%	Specialty Funds 41.2%

Asset allocations in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Investments February 29, 2008

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 18.4%
Fidelity Blue Chip Value Fund	671,142	$ 8,993,309
Fidelity Fund	256,922	9,254,345
Fidelity Select Consumer Staples Portfolio	486,970	30,800,843
Fidelity Select Industrial Equipment Portfolio	687,723	22,316,595
TOTAL LARGE BLEND FUNDS		71,365,092
Large Growth Funds - 9.3%
Fidelity Advisor Equity Growth Fund Institutional Class	148,289	9,053,024
Fidelity Growth Discovery Fund	1,018,235	14,744,045
Fidelity Select Leisure Portfolio	175,052	12,083,864
TOTAL LARGE GROWTH FUNDS		35,880,933
Large Value Funds - 22.7%
Fidelity Equity-Income Fund	613,849	30,913,446
Fidelity Equity-Income II Fund	1,294,988	26,858,058
Fidelity Large Cap Value Fund	2,327,255	30,417,219
TOTAL LARGE VALUE FUNDS		88,188,723
Mid-Cap Growth Funds - 2.3%
Fidelity Select IT Services Portfolio	595,051	8,788,904

	Shares	Value
Mid-Cap Value Funds - 5.9%
Fidelity Select Automotive Portfolio	132,708	$ 4,542,581
Fidelity Select Chemicals Portfolio	226,724	18,439,477
TOTAL MID-CAP VALUE FUNDS		22,982,058
Specialty Funds - 41.4%
Fidelity Advisor Energy Fund Institutional Class	610,499	32,472,455
Fidelity Advisor Utilities Fund Institutional Class	1,138,764	23,561,019
Fidelity Select Banking Portfolio	863,271	19,199,143
Fidelity Select Insurance Portfolio	472,714	25,531,258
Fidelity Select Multimedia Portfolio	95,216	3,361,124
Fidelity Select Natural Resources Portfolio	73,751	2,876,276
Fidelity Select Pharmaceuticals Portfolio	2,340,184	24,618,737
Fidelity Select Software & Computer Services Portfolio (a)	337,571	22,539,607
Fidelity Select Wireless Portfolio	865,726	6,259,197
TOTAL SPECIALTY FUNDS		160,418,816
TOTAL EQUITY FUNDS (Cost $430,148,896)		387,624,526
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $430,148,896)		$ 387,624,526
Legend
(a) Non-income producing
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $9,044,708 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

PAS U.S. Opportunity Fidelity Fund of Funds

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in affiliated securities, at value (cost $430,148,896) - See accompanying schedule		$ 387,624,526
Cash		4
Receivable for fund shares sold		403,149
Total assets		388,027,679

Liabilities
Payable for investments purchased	$ 75,538
Payable for fund shares redeemed	327,612
Total liabilities		403,150

Net Assets		$ 387,624,529
Net Assets consist of:
Paid in capital		$ 439,193,607
Accumulated undistributed net realized gain (loss) on investments		(9,044,708)
Net unrealized appreciation (depreciation) on investments		(42,524,370)
Net Assets, for 40,666,823 shares outstanding		$ 387,624,529
Net Asset Value, offering price and redemption price per share ($387,624,529 ÷ 40,666,823 shares)		$ 9.53

Statement of Operations

	For the period March 8, 2007 (Commencement of Operations) to February 29, 2008

Investment Income
Dividends from underlying funds		$ 2,530,187
Interest		149
Total income		2,530,336

Expenses
Management fee	$ 686,014
Independent trustees' compensation	19,954
Total expenses before reductions	705,968
Expense reductions	(705,968)	-
Net investment income (loss)		2,530,336
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,751,990)
Realized gain distributions from underlying funds	12,357,600	1,605,610
Change in net unrealized appreciation (depreciation) on underlying funds		(42,524,370)
Net gain (loss)		(40,918,760)
Net increase (decrease) in net assets resulting from operations		$ (38,388,424)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

For the period March 8, 2007 (Commencement of Operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,530,336
Net realized gain (loss)	1,605,610
Change in net unrealized appreciation (depreciation)	(42,524,370)
Net increase (decrease) in net assets resulting from operations	(38,388,424)
Distributions to shareholders from net investment income	(2,314,541)
Distributions to shareholders from net realized gain	(10,866,114)
Distributions to shareholders from return of capital	(706,595)
Total distributions	(13,887,250)
Share transactions Proceeds from sales of shares	472,869,516
Reinvestment of distributions	13,861,317
Cost of shares redeemed	(46,830,630)
Net increase (decrease) in net assets resulting from share transactions	439,900,203
Total increase (decrease) in net assets	387,624,529

Net Assets
Beginning of period	-
End of period	$ 387,624,529
Other Information Shares
Sold	43,837,878
Issued in reinvestment of distributions	1,310,143
Redeemed	(4,481,198)
Net increase (decrease)	40,666,823

Financial Highlights

Period ended February 29,	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	(.20)
Total from investment operations	(.11)
Distributions from net investment income	(.06)
Distributions from net realized gain	(.28)
Return of capital	(.02)
Total distributions	(.36)
Net asset value, end of period	$ 9.53
Total Return B,C	(1.46)%
Ratios to Average Net Assets G
Expenses before expense reductions	.26% A
Expenses net of contractual waivers	.00% A
Expenses net of all reductions	.00% A
Net investment income (loss)	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 387,625
Portfolio turnover rate E	197% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the portfolio activity of the Underlying Funds. F For the period March 8, 2007 (commencement of operations) to February 29, 2008. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment adviser and do not represent the amount paid by the Fund during periods when reimbursements occur. Expenses net of contractual waivers reflect expenses after reimbursement by the investment adviser. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

PAS U.S. Opportunity Fidelity Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust (the trust), an open-end management investment company organized as a Delaware statutory trust. The Fund invests in affiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The Fund's investments in the Underlying Funds were not subject to front-end sales charges or contingent deferred sales charges. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value (NAV) per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their NAV each business day. If an Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to excise tax regulations.

For the period ended February 29, 2008, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made. The tax treatment of distributions for the 2008 calendar year will be reported to shareholders prior to February 1, 2009.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,184,265
Unrealized depreciation	(43,708,634)
Net unrealized appreciation (depreciation)	(42,524,369)

Cost for federal income tax purposes	$ 430,148,895

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

February 29, 2008
Ordinary Income	$ 11,435,576
Long-term Capital Gains	1,745,079
Tax Return of Capital	706,595
Total	$ 13,887,250

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and sales of securities(including the Underlying Fund shares), other than short-term securities, aggregated $1,008,654,989 and $567,754,104, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the Fund's average net assets. Strategic Advisers, either itself or through an affiliated company, pays all other expenses of the Fund with certain exceptions such as interest expense and independent Trustees' compensation.

Strategic Advisers has contractually agreed to waive its management fee until March 31, 2010.

Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of the Fund. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the Fund. Under this agreement, Strategic Advisers agrees to pay FMR a monthly administration fee. The Fund does not pay any fees for these services.

6. Expense Reductions.

In addition to waiving its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until March 31, 2010 to the extent that annual operating expenses exceed .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $705,968.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Rutland Square Trust and the Shareholders of PAS U.S. Opportunity Fidelity Fund of Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PAS U.S. Opportunity Fidelity Fund of Funds (a fund of Fidelity Rutland Square Trust) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for the period March 8, 2007 (commencement of operations) through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the PAS U.S. Opportunity Fidelity Fund of Funds' management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2008 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 23, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for David L. Murphy, each of the Trustees oversees 15 funds advised by Strategic Advisers or an affiliate. Mr. Murphy oversees seven funds advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Roger T. Servison (62)

Year of Election or Appointment: 2005

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments (1995-present), and oversees Fidelity Investments Life Insurance Company (FILI) and Strategic Advisers (May 2005-present). He also serves as President and a Director of Fidelity Brokerages Services (Japan), LLC (1996-present), a Director of Fidelity Investments Asia Funding Corp. (2000-present), and a Director of Strategic Advisers (1999-present). Previously, he served as President of Fidelity Investments Retail Marketing Company and Fidelity Brokerage Services, Inc. (1991-1995), President of Monarch Capital (1990-1991), Senior Vice President of Fidelity Capital (1989-1990), Senior Vice President of Fidelity's New Business Development Group (1987-1989), and Senior Vice President of Fidelity Brokerage Services (1980-1987); and he served as a Director of FBSI Investments, Inc. (1993-2003), FMR Brokerage Holdings, Inc. (1999-2003), and Fidelity Partners Management Corp. (1997-2003).

Abigail P. Johnson (46)

Year of Election or Appointment: 2005

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

David L. Murphy (60)

Year of Election or Appointment: 2008

Mr. Murphy serves as President of Strategic Advisers (2008-present). Previously, Mr. Murphy served as Vice President of Fidelity's Money Market Funds (2002-2008) and Fixed-Income Funds (2005-2008), Senior Vice President (2000-2008) and Head (2004-

2008) of the Fidelity Investments Fixed Income Division, Senior Vice President of Fidelity Investments Money Management, Inc. (2003-2008), and as Executive Vice President of FMR (2005-2008). Mr. Murphy also served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of certain Asset Allocation Funds (2003-2008), Balanced Funds (2005-2008), Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (63)

Year of Election or Appointment: 2005

From January 1997 through December 2004, Mr. Aldrich was Chairman and Managing Member of AEGIS, LLC. (foreign private investment). From 1999 through December 2004, he was Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit). From 1998 through December 2004, Mr. Aldrich was Managing Member of Poseidon, LLC (foreign private investment). Previously, he was Co-Chairman of AEW Capital Management, L.P., a real estate investment advisor (1997-1998), and a founder and Managing Partner of Aldrich, Eastman & Waltch, Inc., a real estate investment advisor (1981-1996). Mr. Aldrich serves as a Member of the Board of the National Bureau of Economic Research (1994), a Member of the Board of Zipcar, Inc. (car sharing, 2002), and a Member of the Board of the Museum of Fine Arts Boston (2003).

Ralph F. Cox (75)

Year of Election or Appointment: 2005

Mr. Ralph Cox is President of RABAR Enterprises (management consulting for the petroleum industry, 1998-present). Previously, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph Cox and Mr. Howard Cox are not related.

Advisory Board Members and Executive Officers**:

Correspondence intended for each Advisory Board Member and executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (64)

Year of Election or Appointment: 2006

Member of the Advisory Board of Rutland Square Trust. Mr. Howard Cox is as a Partner of Greylock, a national venture capital firm, with which he has been associated since 1971. Prior to joining Greylock, Mr. Cox served in the Office of the Secretary of Defense (1968-1971). He is currently a Director of Stryker Corporation (medical products and services). He has previously served on the boards of numerous public and private companies, including: The Boston Globe, American Medical Systems (acquired by Pfizer), AMISYS (acquired by McKessonHBOC ), APPEX (acquired by EDS), Arbor (acquired by Extendicare), BMR Financial Group, Centene, Checkfree, Cogito Data Systems, Compdent (acquired by APPS), Execucom, HPR (acquired by McKessonHBOC), ISSCO (acquired by Computer Associates), Landacorp, Lunar (acquired by GE), Multimate, Rehab Systems (acquired by Novacare), Share Development (acquired by United Healthcare), United Publishers (acquired by NYNEX), VHA Long Term Care (acquired by ServiceMaster), and Vincam (acquired by ADP). Mr. Cox is a Director and former Chairman of the National Venture Capital Association. Mr. Howard Cox and Mr. Ralph Cox are not related.

Karen Kaplan (48)

Year of Election or Appointment: 2006

Member of the Advisory Board of Rutland Square Trust. Ms. Kaplan is President of Hill, Holliday, Connors, Cosmopulos Inc., a subsidiary of The Interpublic Group of Companies, Inc. (group of advertising and specialized marketing and communication services companies). She has been with Hill, Holliday, Connors, Cosmopulos Inc. since 1982. Ms. Kaplan is Vice President of the Massachusetts Women's Forum and Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children. She serves as a Director of the Executive Committee of the Greater Boston Chamber of Commerce, a Member of the President's Council of the United Way of Massachusetts Bay, serves on the Advisory Council of the Urban Improv, and a Member of the Board of Mentors of Community Servings. Ms. Kaplan also serves as a Director of ADVO (direct mail marketing services), Tweeter Home Entertainment Group, and Delta Dental Plan of Massachusetts.

Stephen D. Fisher (45)

Year of Election or Appointment: 2007

Secretary and Chief Legal Officer of PAS U.S. Opportunity Fidelity. Mr. Fisher previously served as Vice President and Director of Fidfunds Mutual Limited (1998-2003) and is a Senior Vice President, Deputy General Counsel of Fidelity Investments.

Mark Osterheld (52)

Year of Election or Appointment: 2007

President and Treasurer of PAS U.S. Opportunity Fidelity. Mr. Osterheld is an employee of Strategic Advisers and also serves as President and Treasurer of other Strategic Adviser funds (2006-present). Before joining Strategic Advisers, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR.

Charles V. Senatore (53)

Year of Election or Appointment: 2007

Chief Compliance Officer of PAS U.S. Opportunity Fidelity. He also serves as Senior Vice President and Chief Compliance Officer for the Fidelity Risk Oversight Group (2003-present). Before joining Fidelity Investments, Mr. Senatore served as Co-Head of Global Compliance (2002-2003), Head of Private Client Compliance (2000-2002), and Head of Regulatory Affairs (1999-2000) at Merrill Lynch. Mr. Senatore serves as a Member of the SIFMA Compliance and Legal Division Executive Committee (2004-present), a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), and a Member of the New York Stock Exchange Compliance Advisory Committee (2000-2003; 2005-present). He previously served as a Member (2001-2003) and Chair (2003) of the NASD's District 10 Business Committee in New York.

R. Stephen Ganis (41)

Year of Election or Appointment: 2007

Anti-Money Laundering (AML) Officer of PAS U.S. Opportunity Fidelity. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Kathleen A. Tucker (49)

Year of Election or Appointment: 2007

Chief Financial Officer of PAS U.S. Opportunity Fidelity. She also serves as Senior Vice President for Fidelity Pricing & Cash Management Services (1999-present). Previously, Ms. Tucker worked at PricewaterhouseCoopers LLP (1981-1999), where she was most recently a partner in the investment management practice.

Peter L. Lydecker (54)
Year of Election or Appointment: 2007 Assistant Treasurer of PAS U.S. Opportunity Fidelity. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
James R. Rooney (49)

Year of Election or Appointment: 2007

Assistant Treasurer of PAS U.S. Opportunity Fidelity. Mr. Rooney is an employee of Strategic Advisers and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Before joining Strategic Advisers, Mr. Rooney was a Vice President with Wellington Management Company, LLP (2001-2007).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $1,745,078, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 29% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 6, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Peter C. Aldrich
Affirmative	$2,629,728,347.56	96.73
Withheld	$88,846,976.82	3.27
TOTAL	$2,718,575,324.38	100.00
Ralph F. Cox
Affirmative	$2,622,128,526.62	96.45
Withheld	$96,446,797.76	3.55
TOTAL	$2,718,575,324.38	100.00
Abigail P. Johnson
Affirmative	$2,626,921,359.00	96.63
Withheld	$91,653,965.38	3.37
TOTAL	$2,718,575,324.38	100.00
David L. Murphy
Affirmative	$2,631,043,450.13	96.78
Withheld	$87,531,874.25	3.22
TOTAL	$2,718,575,324.38	100.00
Roger T. Servison
Affirmative	$2,631,580,914.00	96.80
Withheld	$86,994,410.38	3.20
TOTAL	$2,718,575,324.38	100.00
A Denotes trust-wide proposal and voting results.

Annual Report

Annual Report

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bank of New York
New York, NY

PAO-ANN-0408
1.843741.100

Item 2. Code of Ethics

As of the end of the period, February 29, 2008, Fidelity Rutland Square Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (the funds), the Board of Trustees concluded that the services of a financial expert are not required. Some of the factors considered by the Board of Trustees in determining that an audit committee financial expert is not necessary are the following: (i) the funds' structure as a fund of funds investing primarily in other mutual funds; (ii) Strategic Advisers' agreement to waive the funds' management fee and reimburse all other normal operating expenses for the term approved by the Board of Trustees; (iii) the Audit Committee's expected access to the funds' Treasurer, Chief Financial Officer, independent accountants and legal counsel; and (iv) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the funds are shown in the table below.

Fund	2008A	2007A,B,C
PAS Core Income Fund of Funds	$19,000	$0
PAS Income Opportunities Fund of Funds	$19,000	$0
PAS International Fidelity Fund of Funds	$21,000	$0
PAS International Fund of Funds	$22,000	$20,000
PAS Small Cap Fund of Funds	$22,000	$21,000
PAS U.S. Opportunity Fidelity Fund of Funds	$21,000	$0
PAS U.S. Opportunity Fund of Funds	$22,000	$17,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with the statutory and regulatory filings or engagements, to PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds, as the funds did not commence operations until September 27, 2007, September 27, 2007, March 8, 2007 and March 8, 2007, respectively.

C	PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds commenced operations on March 23, 2006 and December 29, 2006, respectively.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A,B,C
PAS Core Income Fund of Funds	$0	$0
PAS Income Opportunities Fund of Funds	$0	$0
PAS International Fidelity Fund of Funds	$0	$0
PAS International Fund of Funds	$0	$0
PAS Small Cap Fund of Funds	$0	$0
PAS U.S. Opportunity Fidelity Fund of Funds	$0	$0
PAS U.S. Opportunity Fund of Funds	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds, as the funds did not commence operations until September 27, 2007, September 27, 2007, March 8, 2007 and March 8, 2007, respectively.

C	PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds commenced operations on March 23, 2006 and December 29, 2006, respectively.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Strategic Advisers and entities controlling, controlled by, or under common control with Strategic Advisers that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the funds that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the funds is shown in the table below.

Fund	2008A	2007A,B,C
PAS Core Income Fund of Funds	$1,000	$0
PAS Income Opportunities Fund of Funds	$1,000	$0
PAS International Fidelity Fund of Funds	$1,000	$0
PAS International Fund of Funds	$1,000	$3,700
PAS Small Cap Fund of Funds	$1,000	$3,700
PAS U.S. Opportunity Fidelity Fund of Funds	$1,000	$0
PAS U.S. Opportunity Fund of Funds	$1,000	$3,700
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds, as the funds did not commence operations until September 27, 2007, September 27, 2007, March 8, 2007 and March 8, 2007, respectively.

C	PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds commenced operations on March 23, 2006 and December 29, 2006, respectively.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the funds is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A,B,C
PAS Core Income Fund of Funds	$0	$0
PAS Income Opportunities Fund of Funds	$0	$0
PAS International Fidelity Fund of Funds	$0	$0
PAS International Fund of Funds	$0	$0
PAS Small Cap Fund of Funds	$0	$0
PAS U.S. Opportunity Fidelity Fund of Funds	$0	$0
PAS U.S. Opportunity Fund of Funds	$0	$0

A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by PwC for all other non-audit services rendered to PAS Core Income Fund of Funds, PAS Income Opportunities Fund of Funds, PAS International Fidelity Fund of Funds and PAS U.S. Opportunity Fidelity Fund of Funds, as the funds did not commence operations until September 27, 2007, September 27, 2007, March 8, 2007 and March 8, 2007, respectively.

C	PAS International Fund of Funds and PAS U.S. Opportunity Fund of Funds commenced operations on March 23, 2006 and December 29, 2006, respectively.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds is shown in the table below.

Billed By	2008A	2007A
PwC	$220,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the funds.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee quarterly.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the funds.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the funds.

(f) Not applicable.

(g) For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate fees billed by PwC of $575,000A and $425,000A for non-audit services rendered on behalf of the funds, Strategic Advisers and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$230,000	$140,000
Non-Covered Services	$345,000	$285,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 29, 2008
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	April 29, 2008